Investment in securities - Amortized Cost, Carrying Amount and Fair Value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trading
Trading, Amortized cost	$ 5,724,000	$ 5,724,000
Trading, Gross unrealized gains	1,616,000	1,091,000
Trading, Gross unrealized losses	(516,000)	(502,000)
Trading, Fair value	6,824,000	6,313,000
Available-for-sale
Available-for-sale, Amortized cost	3,333,175,000	3,355,416,000
Available-for-sale, Gross unrealized gains	9,560,000	9,189,000
Available-for-sale, Gross unrealized losses	(25,295,000)	(31,867,000)
Available-for-sale, Fair value	3,317,440,000	3,332,738,000
Held-to-maturity
Held-to-maturity, Amortized cost	1,381,955,000	1,061,103,000
Held-to-maturity, Gross unrealized gains	4,813,000	2,528,000
Held-to-maturity, Gross unrealized losses	(9,414,000)	(16,803,000)
Held-to-maturity, fair value	1,377,354,000	1,046,828,000
Non-credit impairments recognized in accumulated other comprehensive loss, held-to-maturity investments		0	$ 0
Mutual funds
Trading
Trading, Amortized cost	5,724,000	5,724,000
Trading, Gross unrealized gains	1,616,000	1,091,000
Trading, Gross unrealized losses	(516,000)	(502,000)
Trading, Fair value	6,824,000	6,313,000
US government and federal agencies
Available-for-sale
Available-for-sale, Amortized cost	2,720,581,000	2,448,207,000
Available-for-sale, Gross unrealized gains	8,924,000	6,773,000
Available-for-sale, Gross unrealized losses	(20,401,000)	(24,578,000)
Available-for-sale, Fair value	2,709,104,000	2,430,402,000
Held-to-maturity
Held-to-maturity, Amortized cost	1,381,955,000	1,061,103,000
Held-to-maturity, Gross unrealized gains	4,813,000	2,528,000
Held-to-maturity, Gross unrealized losses	(9,414,000)	(16,803,000)
Held-to-maturity, fair value	1,377,354,000	1,046,828,000
Non-US governments debt securities
Available-for-sale
Available-for-sale, Amortized cost	26,516,000	27,895,000
Available-for-sale, Gross unrealized gains	118,000	178,000
Available-for-sale, Gross unrealized losses	(386,000)	(1,053,000)
Available-for-sale, Fair value	26,248,000	27,020,000
Corporate debt securities
Available-for-sale
Available-for-sale, Amortized cost	243,999,000	513,881,000
Available-for-sale, Gross unrealized gains	153,000	2,139,000
Available-for-sale, Gross unrealized losses	(780,000)	(1,545,000)
Available-for-sale, Fair value	243,372,000	514,475,000
Asset-backed securities - Student loans
Available-for-sale
Available-for-sale, Amortized cost	13,290,000	13,290,000
Available-for-sale, Gross unrealized gains	0	0
Available-for-sale, Gross unrealized losses	(797,000)	(797,000)
Available-for-sale, Fair value	12,493,000	12,493,000
Commercial mortgage-backed securities
Available-for-sale
Available-for-sale, Amortized cost	142,740,000	151,855,000
Available-for-sale, Gross unrealized gains	56,000	43,000
Available-for-sale, Gross unrealized losses	(1,296,000)	(1,352,000)
Available-for-sale, Fair value	141,500,000	150,546,000
Residential mortgage-backed securities
Available-for-sale
Available-for-sale, Amortized cost	186,049,000	200,288,000
Available-for-sale, Gross unrealized gains	309,000	56,000
Available-for-sale, Gross unrealized losses	(1,635,000)	(2,542,000)
Available-for-sale, Fair value	$ 184,723,000	$ 197,802,000